14. Investment properties	12 Months Ended
Dec. 31, 2020
Investment property [abstract]
Investment properties
14.	Investment properties

Investment properties are measured at historical cost, including transaction costs, net of accumulated depreciation and impairment loss, if any. The cost of investment properties acquired in a business combination is determined at fair value, in accordance with IFRS 3 - Business combination.

Investment properties are written off when they are sold or no longer used and no future economic benefit is expected from its use. An investment property is also classified as held for sale when there is an intention and plan to sell. The difference between the net amount obtained from the sale and the carrying amount of the asset is recognized in the statement of operations in the period in which the asset is disposed of.

The investment properties of the Group correspond to commercial areas and lots that are maintained for income generation or future price appreciation.

The fair value of investment properties is measured based on assessments performed by third parties.

	Balance at 12.31.2019	Additions	Impairment	Depreciation	Exchange rate	Transfers	Balance at 12.31.2020

Land	656	-	(11)	-	149	(32)	762
Buildings	2,385	6	(11)	(63)	557	(15)	2,859
Construction in progress	10	8	-	-	2	(2)	18
Total	3,051	14	(22)	(63)	708	(49)	3,639

	Balance at 12.31.2018	Additions	Depreciation	Business combination	Exchange rate changes	Transfers	Balance at 12.31.2019

Land	6	2	-	643	11	(6)	656
Buildings	10	10	(4)	2,319	45	5	2,385
Improvements	4	-	-	-	-	(4)	-
Construction in progress	-	-	-	10	-	-	10
Total	20	12	(4)	2,972	56	(5)	3,051

	Balance at 12.31.2020			Balance at 12.31.2019
	Cost	Accumulated depreciation	Net	Cost	Accumulated depreciation	Net

Land	762	-	762	656	-	656
Buildings	2,921	(62)	2,859	2,400	(15)	2,385
Construction in progress	18	-	18	10	-	10
Total	3,701	(62)	3,639	3,066	(15)	3,051

The net result generated by investment properties is as follows:

	2020	2019
Lease revenue	368	31
Operating expenses from investment properties that generate revenue	(78)	(4)
Operating expenses from investment properties that do not generate revenue	(165)	(12)
Net result generated by investment properties	125	15

As of December 31, 2020, the fair value of investment properties in use was R$3,926 (R$3,047 as of December 31, 2019). Key inputs used in the fair value assessment, such as discount rate, vacancy rate and terminal capitalization rate are estimated by advisors or management based on comparable transactions and industry data. The rates vary for each development based on geographic region, development format and are presented below:

	Range
Discount rate	10.00%	15.25%
Vacancy rate	1.00%	10.00%
Terminal capitalization rate	7.50%	8.50%